Pioneer Flexible Opportunities Fund

Schedule of Investments | July 31, 2020

Ticker Symbols: Class A PMARX Class C PRRCX Class K FLEKX Class R MUARX Class Y PMYRX

	Shares		Value
		UNAFFILIATED ISSUERS - 94.0%
		COMMON STOCKS - 79.1% of Net Assets
		Aerospace & Defense - 1.6%
	14,124	Curtiss-Wright Corp.	$1,258,731
	17,277	L3Harris Technologies, Inc.	2,908,237
	6,417(a)	Teledyne Technologies, Inc.	1,968,094
		Total Aerospace & Defense	$6,135,062
		Auto Components - 0.0%†
	4,800	Denso Corp.	$175,494
		Total Auto Components	$175,494
		Automobiles - 1.4%
	182,000	BYD Co., Ltd., Class H	$1,738,902
	1,606,000	Geely Automobile Holdings, Ltd.	3,377,628
	124(a)	Tesla, Inc.	177,414
		Total Automobiles	$5,293,944
		Banks - 2.4%
	486,210	Bank for Foreign Trade of Vietnam JSC	$1,602,521
	25,330	BAWAG Group AG (144A)	924,121
	4,592	BNP Paribas SA	184,604
	174,653	FinecoBank Banca Fineco S.p.A.	2,526,331
	16,701	First Republic Bank	1,878,528
	7,682	JPMorgan Chase & Co.	742,388
	137,900	Public Bank Bhd	552,966
	22,550	TCS Group Holding Plc	567,133
		Total Banks	$8,978,592
		Beverages - 0.5%
	33,483	Anheuser-Busch InBev SA	$1,819,728
		Total Beverages	$1,819,728
		Biotechnology - 3.5%
	58,899	AbbVie, Inc.	$5,590,104
	13,245	Amgen, Inc.	3,240,654
	7,595(a)	BioMarin Pharmaceutical, Inc.	909,957
	1,785(a)	Regeneron Pharmaceuticals, Inc.	1,128,245
	7,371(a)	Vertex Pharmaceuticals, Inc.	2,004,912
		Total Biotechnology	$12,873,872
		Capital Markets - 0.9%
	6,312	Macquarie Group, Ltd.	$556,775
	6,916	S&P Global, Inc.	2,422,329
	46,321	UBS Group AG	542,076
		Total Capital Markets	$3,521,180
		Commercial Services & Supplies - 3.1%
	441,750	A-Living Services Co., Ltd., Class H (144A)	$2,493,637
	313,000	Country Garden Services Holdings Co., Ltd.	1,888,012
	24,174	Republic Services, Inc.	2,109,182
	15,500	Secom Co., Ltd.	1,330,455
	618,000(a)	S-Enjoy Service Group Co., Ltd.	1,941,628
	17,357	Waste Management, Inc.	1,902,327
		Total Commercial Services & Supplies	$11,665,241
		Construction Materials - 0.7%
	105,319	Buzzi Unicem S.p.A.	$2,384,733
	55,477	Cementir Holding NV	382,438
		Total Construction Materials	$2,767,171
		Consumer Discretionary - 1.6%
	2,804,000	China New Higher Education Group, Ltd.	$1,942,813
	20,021	Daimler AG	882,369
	140,019(a)	Vipshop Holdings, Ltd. (A.D.R.)	3,188,233
		Total Consumer Discretionary	$6,013,415
		Diversified Consumer Services - 1.4%
	957,000	China Education Group Holdings, Ltd. (144A)	$1,815,131
	534,000	China Xinhua Education Group, Ltd. (144A)	170,872
	2,438,000	China Yuhua Education Corp., Ltd. (144A)	2,356,103
	1,704,000	Hope Education Group Co., Ltd. (144A)	571,639
	680,000(a)	JH Educational Technology, Inc.	280,762
	260,000(a)	Shanghai Gench Education Group, Ltd.	196,249
		Total Diversified Consumer Services	$5,390,756
		Diversified Financial Services - 0.7%
	870,879	M&G Plc	$1,832,487
	8,618	Wendel SE	804,819
		Total Diversified Financial Services	$2,637,306
		Electric Utilities - 2.2%
	120,895	Endesa SA	$3,424,802
	521,673	Enel S.p.A.	4,751,321
		Total Electric Utilities	$8,176,123
		Electrical Equipment - 0.6%
	10,616	Rockwell Automation, Inc.	$2,315,774
		Total Electrical Equipment	$2,315,774
		Electronic Equipment, Instruments & Components - 0.6%
	7,000	Horiba, Ltd.	$357,295
	Shares		Value
		Electronic Equipment, Instruments & Components - (continued)
	96,300	Sunny Optical Technology Group Co., Ltd.	$1,812,843
		Total Electronic Equipment, Instruments & Components	$2,170,138
		Entertainment - 0.1%
	23,597(a)	Tencent Music Entertainment Group (A.D.R.)	$380,856
		Total Entertainment	$380,856
		Equity Real Estate Investment Trusts (REITs) - 3.4%
	809,000	Ascendas Real Estate Investment Trust	$2,083,944
	1,419,682	Frasers Logistics & Commercial Trust	1,394,630
	568	GLP J-Reit	943,311
	919	Industrial & Infrastructure Fund Investment Corp.	1,714,737
	689	Kenedix Residential Next Investment Corp.	1,258,885
	488,600	Mapletree Industrial Trust	1,159,059
	880,500	Mapletree Logistics Trust	1,364,719
	600	Nippon Prologis REIT, Inc.	2,067,205
	182,100	Parkway Life Real Estate Investment Trust	471,731
		Total Equity Real Estate Investment Trusts (REITs)	$12,458,221
		Food & Staples Retailing - 0.4%
	9,700	Tsuruha Holdings, Inc.	$1,337,710
		Total Food & Staples Retailing	$1,337,710
		Food Products - 1.7%
	44,014	Archer-Daniels-Midland Co.	$1,885,120
	21,777	Kraft Heinz Co.	748,693
	23,574	Mondelez International, Inc.	1,308,121
	752,000	Tingyi Cayman Islands Holding Corp.	1,401,083
	551,000	Uni-President China Holdings, Ltd.	597,186
	46,000(a)	Yihai International Holding, Ltd.	563,549
		Total Food Products	$6,503,752
		Gas Utilities - 2.0%
	72,688	Enagas SA	$1,830,459
	434,032	Italgas S.p.A.	2,782,360
	553,320	Snam S.p.A.	2,934,145
		Total Gas Utilities	$7,546,964
		Health Care - 0.7%
	195(a)	Hologic, Inc.	$13,607
	13,928(a)	Laboratory Corp. of America Holdings	2,686,990
		Total Health Care	$2,700,597
		Health Care Equipment & Supplies - 1.5%
	15,075	Danaher Corp.	$3,072,285
	6,394(a)	IDEXX Laboratories, Inc.	2,543,214
		Total Health Care Equipment & Supplies	$5,615,499
		Health Care Providers & Services - 2.1%
	6,692	Anthem, Inc.	$1,832,270
	8,327	Humana, Inc.	3,267,931
	9,334	UnitedHealth Group, Inc.	2,826,148
		Total Health Care Providers & Services	$7,926,349
		Health Care Technology - 0.4%
	418,000(a)	Alibaba Health Information Technology, Ltd.	$1,154,167
	1,722(a)	Teladoc Health, Inc.	409,199
		Total Health Care Technology	$1,563,366
		Hotels, Restaurants & Leisure - 0.1%
	16,300	Sushiro Global Holdings, Ltd.	$344,504
		Total Hotels, Restaurants & Leisure	$344,504
		Household Durables - 1.3%
	26,919	Berkeley Group Holdings Plc	$1,570,893
	95,775	Persimmon Plc	3,014,135
	4,800	Sony Corp.	366,414
		Total Household Durables	$4,951,442
		Industrial Conglomerates - 0.9%
	34,227	Rheinmetall AG	$3,236,328
		Total Industrial Conglomerates	$3,236,328
		Industrials - 0.6%
	8,054	Teleperformance	$2,347,083
		Total Industrials	$2,347,083
		Information Technology - 1.5%
	9,976	eBay, Inc.	$551,473
	8,811	Lam Research Corp.	3,323,157
	33,657	Samsung Electronics Co., Ltd.	1,631,558
		Total Information Technology	$5,506,188
		Insurance – 5.0%
	18,373	Allianz SE	$3,815,294
	99,723	NN Group NV	3,642,921
	435,594	Poste Italiane S.p.A. (144A)	3,979,132
	7,885	Swiss Life Holding AG	2,872,214
	10,588	Zurich Insurance Group AG	3,895,049
		Total Insurance	$18,204,610
		Interactive Media & Services - 2.2%
	243(a)	Alphabet, Inc.	$361,572
	Shares		Value
		Interactive Media & Services - (continued)
	1,596(a)	Facebook, Inc.	$404,857
	14,140(a)	JOYY, Inc.	1,128,655
	7,876	NAVER Corp.	1,984,818
	44,200	Tencent Holdings, Ltd.	3,045,385
	258,200	Z Holdings Corp.	1,359,397
		Total Interactive Media & Services	$8,284,684
		Internet & Direct Marketing Retail - 2.9%
	7,592(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$1,905,744
	51,291(a)	Dada Nexus, Ltd. (A.D.R.)	1,187,387
	60,171(a)	JD.com, Inc. (A.D.R.)	3,838,308
	65,800(a)	Meituan Dianping, Class B	1,629,219
	16,121(a)	Pinduoduo, Inc. (A.D.R.)	1,479,908
	410,800(a)	Tongcheng-Elong Holdings, Ltd.	753,718
		Total Internet & Direct Marketing Retail	$10,794,284
		IT Services - 3.4%
	34,795	Booz Allen Hamilton Holding Corp.	$2,844,839
	30,243	Leidos Holdings, Inc.	2,877,924
	9,619	Mastercard, Inc.	2,967,750
	49,387	Science Applications International Corp.	3,949,972
		Total IT Services	$12,640,485
		Life Sciences Tools & Services - 2.4%
	33,872	Agilent Technologies, Inc.	$3,262,889
	4,218(a)	Charles River Laboratories International, Inc.	839,340
	12,183	Thermo Fisher Scientific, Inc.	5,043,153
		Total Life Sciences Tools & Services	$9,145,382
		Machinery - 1.9%
	69,000	Airtac International Group	$1,442,836
	70,400	Komatsu, Ltd.	1,374,795
	11,500	Nabtesco Corp.	344,581
	93,141	Volvo AB, Class B	1,600,904
	2,436,000(a)	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H	2,508,181
		Total Machinery	$7,271,297
		Media - 0.5%
	23,656	Echo Marketing, Inc.	$942,750
	33,618	Publicis Groupe SA	1,079,521
		Total Media	$2,022,271
		Metals & Mining - 1.2%
	23,352	Anglo American Platinum, Ltd.	$1,783,945
	107,840	MMC Norilsk Nickel PJSC (A.D.R.)	2,843,741
		Total Metals & Mining	$4,627,686
		Mortgage Real Estate Investment Trusts (REITs) - 6.7%
	320,638	AGNC Investment Corp.	$4,360,677
	528,448	Annaly Capital Management, Inc.	3,915,800
	239,887	New Residential Investment Corp.	1,902,304
	301,782	PennyMac Mortgage Investment Trust	5,688,591
	554,348	Redwood Trust, Inc.	3,952,501
	70,014	Starwood Property Trust, Inc.	1,046,709
	731,607	Two Harbors Investment Corp.	3,972,626
		Total Mortgage Real Estate Investment Trusts (REITs)	$24,839,208
		Personal Products - 0.3%
	136,500	Hengan International Group Co., Ltd.	$1,145,668
		Total Personal Products	$1,145,668
		Pharmaceuticals - 3.7%
	34,700	Astellas Pharma, Inc.	$541,188
	7,032	AstraZeneca Plc	785,897
	25,523	Johnson & Johnson	3,720,233
	1,203,000	Luye Pharma Group, Ltd. (144A)	759,020
	4,230	Roche Holding AG	1,463,074
	26,799	Sanofi	2,796,404
	730,000	Sino Biopharmaceutical, Ltd.	951,312
	19,108	Zoetis, Inc.	2,898,301
		Total Pharmaceuticals	$13,915,429
		Real Estate - 0.3%
	1,288,000	CIFI Holdings Group Co., Ltd.	$1,156,655
		Total Real Estate	$1,156,655
		Real Estate Management & Development - 4.5%
	1,269,000(a)	KWG Group Holdings, Ltd.	$2,259,537
	3,532	LEG Immobilien AG	492,211
	1,046,000	Logan Group Co., Ltd.	1,811,185
	795,500	Longfor Group Holdings, Ltd. (144A)	3,931,132
	97,000	Poly Property Services Co., Ltd.	1,020,644
	269,500	Shimao Group Holdings, Ltd.	1,142,281
	484,500	Sichuan Languang Justbon Services Group Co., Ltd., Class H	3,285,074
	7	Vinhomes JSC (144A)	23
	37,959	Vonovia SE	2,468,250
		Total Real Estate Management & Development	$16,410,337
		Semiconductors & Semiconductor Equipment - 0.6%
	90,000	Micronics Japan Co., Ltd.	$851,553
	Shares		Value
		Semiconductors & Semiconductor Equipment - (continued)
	1,310,000	Xinyi Solar Holdings, Ltd.	$1,433,329
		Total Semiconductors & Semiconductor Equipment	$2,284,882
		Software - 1.6%
	4,228(a)	Adobe, Inc.	$1,878,585
	14,551	Microsoft Corp.	2,983,100
	5,400(a)	Money Forward, Inc.	363,930
	10,059(a)	Zendesk, Inc.	916,878
		Total Software	$6,142,493
		Specialty Retail - 2.6%
	1,214,000	China Meidong Auto Holdings, Ltd.	$3,391,215
	1,392,000	China Yongda Automobiles Services Holdings, Ltd.	1,431,450
	4,462	Home Depot, Inc.	1,184,616
	8,226	Lowe's Cos., Inc.	1,224,934
	432,500	Zhongsheng Group Holdings, Ltd.	2,670,218
		Total Specialty Retail	$9,902,433
		Technology Hardware, Storage & Peripherals - 0.7%
	6,326	Apple, Inc.	$2,688,803
		Total Technology Hardware, Storage & Peripherals	$2,688,803
		Wireless Telecommunication Services - 0.7%
	41,100	KDDI Corp.	$1,266,080
	39,700	NTT DOCOMO, Inc.	1,091,051
		Total Wireless Telecommunication Services	$2,357,131
		TOTAL COMMON STOCKS
		(Cost $255,761,440)	$296,186,393
		PREFERRED STOCKS - 1.3% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.5%
	37,496(b)	Pebblebrook Hotel Trust, 6.3%	$763,793
	51,041(b)	Sunstone Hotel Investors, Inc., 6.95%	1,224,984
	204^(a)	Wheeler Real Estate Investment Trust, Inc.	69,635
		Total Equity Real Estate Investment Trusts (REITs)	$2,058,412
		Mortgage Real Estate Investment Trusts (REITs) - 0.8%
	74,936(b)(c)	AGNC Investment Corp., 6.125% (3 Month USD LIBOR + 470 bps)	$1,649,341
	54,705(b)(c)	AGNC Investment Corp., 7.0% (3 Month USD LIBOR + 511 bps)	1,287,209
		Total Mortgage Real Estate Investment Trusts (REITs)	$2,936,550
		TOTAL PREFERRED STOCKS
		(Cost $4,046,628)	$4,994,962
	Principal Amount USD $		Value
		CORPORATE BONDS - 6.4% of Net Assets
		Banks - 2.0%
	2,238,000(b)(c)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	$2,113,343
	3,216,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	3,304,440
	2,163,000(b)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	2,092,919
		Total Banks	$7,510,702
		Chemicals - 0.5%
	1,800,000(d)	Braskem Finance, Ltd., 6.45%, 2/3/24	$1,911,600
		Total Chemicals	$1,911,600
		Mining - 1.7%
	1,142,000	Gold Fields Orogen Holdings BVI, Ltd., 5.125%, 5/15/24 (144A)	$1,244,780
	3,170,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	3,708,900
	1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	1,215,787
		Total Mining	$6,169,467
		Packaging & Containers - 0.9%
	3,000,000	Sealed Air Corp., 5.125%, 12/1/24 (144A)	$3,300,000
		Total Packaging & Containers	$3,300,000
		Telecommunications - 1.3%
	4,400,000	CenturyLink, Inc., 7.65%, 3/15/42	$5,016,000
		Total Telecommunications	$5,016,000
		TOTAL CORPORATE BONDS
		(Cost $21,622,321)	$23,907,769
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.1% of Net Assets
	4,000,000(e)	U.S. Treasury Bills, 8/13/20	$3,999,900
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $3,999,845)	$3,999,900
	Shares		Value
		INVESTMENT COMPANIES - 5.9% of Net Assets
	18,731(a)(d)	Aberdeen Standard Physical Palladium Shares ETF	$3,698,342
	333,422	ETFMG Prime Cyber Security ETF	16,137,626
	15,300	KraneShares CSI China Internet ETF	1,025,406
	96,157	VanEck Vectors Vietnam ETF	1,317,351
		TOTAL INVESTMENT COMPANIES
		(Cost $19,270,432)	$22,178,725
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Electric Utilities - 0.0%†
EUR	100,960(a)	Iberdrola SA, 7/22/20	$29,743
		Total Electric Utilities	$29,743
	Shares		Value
		Pharmaceuticals - 0.0%†
	19,289(a)	Bristol-Myers Squibb Co., 3/31/21	$69,440
		Total Pharmaceuticals	$69,440
		TOTAL RIGHTS/WARRANTS
		(Cost $26,535)	$99,183

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) PUT OPTION PURCHASED - 0.2%
2,990	NASDAQ 100 Index	Citibank NA USD	1,870,567 USD	9,045	11/20/20	$630,744
	TOTAL OVER THE COUNTER (OTC) PUT OPTION PURCHASED
	(Premiums paid $1,870,567)					$630,744
	TOTAL OPTIONS PURCHASED
	(Premiums paid $1,870,567)					$630,744
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 94.0%
	(Cost $306,597,768)					$351,997,676
	OTHER ASSETS AND LIABILITIES - 6.0%					$22,583,014
	NET ASSETS - 100.0%					$374,580,690

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $28,558,930, or 7.6% of net assets.

(A.D.R.)	American Depositary Receipts.

†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(d)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd. (formerly, Pioneer Cayman Commodity Fund Ltd.).
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS
CURRENCY FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
125	Euro	9/14/20	$ 18,138,250	$18,436,719	$(298,469)

INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
103	FTSE/JSE Top 40	9/17/20	$ 3,004,831	$ 3,095,481	(90,650)
32	FTSE/MIB	9/18/20	3,821,168	3,600,625	220,543
225	MSCI China Free	9/18/20	10,903,385	11,624,625	(721,240)
			$ 17,729,384	$ 18,320,731	$(591,347)
TOTAL FUTURES CONTRACTS			$(35,867,634)	$(36,757,450)	$(889,816)

SWAP CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACTS - SELL PROTECTION
Notional Amount(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Coupon	Expiration Date	Net Unrealized Appreciation (Depreciation)	Market Value
2,664,510	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	9/10/20	$ (13,040)	$ (13,040)
4,603,224	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	11/26/20	371,901	371,901
14,075,943	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	5/1/21	2,411,390	2,411,390
TOTAL SWAPS CONTRACTS						$2,770,251	$2,770,251

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.
EUR	-	Euro

* The following table shows the individual positions and related values of the securities underlying each total return swap with Goldman Sachs International, as of July 31, 2020.

Index Description	Shares	Value	% of basket
AbbVie, Inc.	772	$ 73,246	2.65%
AES Corp.	4,499	68,525	2.47%
American Airlines Group, Inc.	1,194	13,277	0.48%
American International Group, Inc.	835	26,851	0.97%
Ameriprise Financial, Inc.	398	61,147	2.21%
AmerisourceBergen Corp.	620	62,136	2.24%
Apple, Inc.	354	150,570	5.44%
Applied Materials, Inc.	1,253	80,610	2.91%
Archer-Daniels-Midland Co.	1,112	47,639	1.72%
Assurant, Inc.	529	56,824	2.05%
Boeing Co.	275	43,501	1.57%
Capital One Financial Corp.	633	40,391	1.46%
Capri Holdings, Ltd.	1,363	20,420	0.74%
CenturyLink, Inc.	1,982	19,130	0.69%
Cigna Corp.	202	34,870	1.26%
Corning, Inc.	1,764	54,679	1.97%
DENTSPLY SIRONA, Inc.	805	35,889	1.30%
Discover Financial Services	813	40,188	1.45%
eBay, Inc.	1,523	84,197	3.04%
Equity Residential	788	42,258	1.53%
F5 Networks, Inc.	394	53,554	1.93%
General Electric Co.	1,755	10,655	0.38%
Gilead Sciences, Inc.	742	51,615	1.86%
HCA Healthcare, Inc.	604	76,526	2.76%
HP, Inc.	2,704	47,534	1.72%
LyondellBasell Industries NV	600	37,535	1.35%
McDonald's Corp.	364	70,653	2.55%
Monster Beverage Corp.	1,121	88,003	3.18%
Motorola Solutions, Inc.	592	82,750	2.99%
Navient Corp.	3,348	26,649	0.96%
NetApp, Inc.	1,277	56,569	2.04%
NRG Energy, Inc.	3,011	101,804	3.67%
ONEOK, Inc.	967	26,996	0.97%
Procter & Gamble Co.	583	76,405	2.76%
PulteGroup, Inc.	2,245	97,868	3.53%
Qorvo, Inc.	748	95,858	3.46%
Quest Diagnostics, Inc.	482	61,287	2.21%
Seagate Technology Plc	1,208	54,619	1.97%
Sysco Corp.	963	50,868	1.84%
Target Corp.	911	114,693	4.14%
TransDigm Group, Inc.	206	89,011	3.21%
Tyson Foods, Inc.	792	48,662	1.76%
United Airlines Holdings, Inc.	725	22,744	0.82%
Valero Energy Corp.	788	44,287	1.60%
Viacom CBS, Inc.	765	19,931	0.72%
Western Union Co.	2,562	62,212	2.25%
Westinghouse Air Brake Technologies Corp.	9	585	0.02%
Weyerhaeuser Co.	1,502	41,782	1.51%
Williams Cos., Inc.	1,661	31,781	1.15%
Yum! Brands, Inc.	774	70,467	2.54%
Totals		$ 2,770,251	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$296,186,393	$–	$–	$296,186,393
Preferred Stocks
Equity Real Estate Investment Trusts (REITs)	1,988,777	–	69,635	2,058,412
Mortgage Real Estate Investment Trusts (REITs)	2,936,550	–	–	2,936,550
Corporate Bonds	–	23,907,769	–	23,907,769
U.S. Government and Agency Obligation	–	3,999,900	–	3,999,900
Investment Companies	22,178,725	–	–	22,178,725
Rights/Warrants
Electric Utilities	–	29,743	–	29,743
Pharmaceuticals	69,440	–	–	69,440
Over The Counter (OTC) Put Option Purchased	–	630,744	–	630,744
Total Investments in Securities	$323,359,885	$28,568,156	$69,635	$351,997,676
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(168,576)	$(721,240)	$–	$(889,816)
Swap contracts, at value	–	2,770,251	–	2,770,251
Total Other Financial Instruments	$(168,576)	$2,049,011	$–	$1,880,435

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Preferred Stock
Balance as of 10/31/19	$95,372
Realized gain (loss)	–
Changed in unrealized appreciation (depreciation)	(25,737)
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 7/31/20	$69,635

*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2020: $(25,737).